INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES
4.	INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2024	2023
	US$	US$
Products available for sale	179,905	246,419
Goods in transit	7,763	18,771
Raw materials	828	—
Work-in-progress	86	—
Total	188,582	265,190

Inventory write-downs recognized in cost of revenues for the years ended December 31, 2024, 2023 and 2022 were US$25,902, US$1,668 and nil, respectively.

Inventories of US$1,243 and nil were pledged for other short-term financing arrangements (note 10) as of December 31, 2024 and 2023, respectively.